SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
SHARE CAPITAL

14. SHARE CAPITAL

The Company has three authorized classes of ordinary shares, Class A, Class B and Class C with €0.01, €0.10 and €0.09 par value, respectively. The principal features of the three classes of ordinary shares are as follows:

●	Class A shares, par value €0.01 per share, entitled to one vote per share. The Class A shares share ratably with the Class B shares, on a pari passu basis, in any dividends or other distributions.
●	Class B shares, par value €0.10 per share, entitled to ten votes per share. Class B shares may only be transferred to qualified holders. In order to sell a Class B share, it must be converted into a Class A share.
●	Class C shares, par value €0.09 per share, entitled to nine votes per share. The Class C shares are entitled to a fixed nominal amount in the event of a dividend or distribution limited to €0.01 per share in any one financial year if any such shares were to be outstanding on the record date for a dividend declaration. The Class C shares are used for technical purposes related to the conversion of Class B shares into Class A shares. During the periods between conversion and cancellation, all Class C shares are held by the Yandex Conversion Foundation (Stichting Yandex Conversion). The Yandex Conversion Foundation was incorporated under the laws of the Netherlands in October 2008 for the sole purpose of facilitating the conversion of Class B shares into Class A shares. The Yandex Conversion Foundation is managed by a board of directors appointed by the Company.

On September 21, 2009, the Company issued a Priority Share. In December 2019, the Priority Share was repurchased by the Company and held in treasury as of January 1, 2020. In March 2020, the Priority Share was transferred to the Public Interest Foundation, a unitary non-commercial organization without membership established by the Company. As amended, the Priority Share gives the holder (other than the Company) the right to veto the accumulation of stakes in the Company in excess of 10% by a single entity, a group of related parties or parties acting in concert, as well as the right to make binding nominations of two of the 12 members of the Company’s Board of Directors. Transfer of the Priority Share requires the approval of the Board. The Priority Share is entitled to a normal pro rata dividend distribution.

The share capital as of each balance sheet date was as follows (EUR in millions):

	December 31, 2022			December 31, 2023
	Shares	EUR	RUB	Shares	EUR	RUB
Authorized:	574,887,317			574,887,317
Priority share	1			1
Class A ordinary shares	500,000,000			500,000,000
Class B ordinary shares	37,138,658			37,138,658
Class C ordinary shares	37,748,658			37,748,658
Issued and fully paid:	362,050,945	€6.8	284	362,040,945	€6.8	284
Priority share	1	—	—	1	—	—
Class A ordinary shares	326,342,270	3.2	156	326,342,270	3.2	156
Class B ordinary shares	35,698,674	3.6	128	35,698,674	3.6	128
Class C ordinary shares	10,000	—	—	—	—	—

Class C shares held in treasury were not disclosed as such due to the technical nature of this class of shares.

The Company repurchases its Class A shares from time to time in part to reduce the dilutive effects of its Share-Based Awards to employees of the Company. Treasury stock was accounted for under the cost method.

In November 2021, the Company's Board of Directors ratified a program to repurchase up to $200 worth of Class A shares from time to time in open market transactions, which was previously approved by the Company’s Audit Committee in July 2021.

For the year ended December 31, 2021, the Company repurchased 1,226,355 Class A shares at an average price $78.39 per share for a total amount of RUB 6,960. During the years ended December 31, 2022 and 2023 there were no repurchases of the Company’s Class A shares.

The Company issued total 2,541,791 new Class A ordinary shares in September 2022 and October 2022 as a partial settlement of its obligations under the share consideration portion of the purchase agreements relating to the Notes (Note 13).